CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Continuance Of Operations 1	$ 7,165,258
Continuance Of Operations 2	24,811,380
Continuance Of Operations 3	1,948,426
Continuance Of Operations 4	$ 2,288,015